Other financial liabilities (Tables)	12 Months Ended
Sep. 30, 2021
Other financial liabilities
Schedule of other financial liabilities

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Repurchase agreements	35,899	27,763	33,346	27,763
Interbank placements	4,080	4,981	4,079	4,710
Accrued interest payable	944	1,367	829	1,169
Securities purchased not delivered	3,286	2,291	3,286	2,291
Trade creditors and other accrued expenses	1,392	1,250	1,124	1,045
Settlement and clearing balances	708	1,005	695	989
Securities sold short	2,331	846	2,331	846
Other	1,669	1,422	1,573	1,343
Total other financial liabilities	50,309	40,925	47,263	40,156